Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Vantiv, Inc.
Entity Central Index Key	0001533932
Document Type	S-1
Pre-Effective Amendment Number	1
Document Period End Date	Sep. 30, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-1
Entity Filer Category	Non-accelerated Filer